united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110 , Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 11/30

Date of reporting period: 5/31/15

Item 1. Reports to Stockholders.

HORIZON ACTIVE ASSET ALLOCATION FUND

Class N Shares AAANX

HORIZON ACTIVE INCOME FUND

Class N Shares AIMNX

HORIZON ACTIVE RISK ASSIST FUND

Class N Shares ARANX

Semi-Annual Report
May 31, 2015

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE INCOME FUND and HORIZON ACTIVE RISK ASSIST FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

This Page Intentionally Left Blank.

Horizon Active Asset Allocation Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2015

The Fund’s performance figures ** for the period ended May 31, 2015, compared to its benchmarks:

			Three Year	Inception*
Total Returns	Six Month	One Year	(Annualized)	(Annualized)
Horizon Active Asset Allocation Fund	1.34%	7.19%	14.08%	11.67%
S&P 500 Total Return Index	2.97%	11.81%	19.67%	17.78%
80/20 Benchmark	3.04%	9.21%	18.28%	15.85%

*	Inception date is January 31, 2012.

**	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.61% for Class N shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Performance of the 80/20 benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The above benchmark consists of 80% of the S&P 500 Index and 20% of the MSCI ACWI (ex-US). The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

Portfolio Composition as of May 31, 2015:

% of Net Assets
Equity Funds	95.9%
Short-Term Investments	3.2%
Common Stock	1.8%
Liabilities in Excess of Other Assets	(0.9)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Horizon Active Income Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2015

The Fund’s performance figures** for the period ended May 31, 2015, compared to its benchmark:

			Inception*
Total Returns	Six Month	One Year	(Annualized)
Horizon Active Income Fund	0.29%	0.33%	1.73%
Barclays Aggregate Bond Index	1.09%	3.03%	4.07%

*	Inception date is September 30, 2013.

**	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.52% for Class N shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market.

Portfolio Composition as of May 31, 2015:

% of Net Assets
Bond Funds	96.5%
Short-Term Investments	3.4%
Purchased Call Options	0.2%
Purchased Put Options	0.2%
Written Call Options	(0.1)%
Written Put Options	(0.1)%
Liabilities in Excess of other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Horizon Active Risk Assist Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2015

The Fund’s performance figures** for the period ended May 31, 2015, compared to its benchmark:

Total Returns	Six Month	Inception*
Horizon Active Risk Assist Fund	1.02%	3.55%
S&P 500 Total Return Index	2.97%	6.80%
52/13/35 Benchmark	2.53%	0.74%
80/20 Benchmark	3.04%	5.02%

*	Inception date is August 28, 2014.

**	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The estimated total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.62% for Class N shares. For performance information current to the most recent month-end, please call 1-855-754-7932. The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Performance of the 52/13/35 benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The above benchmark consists of 52% of the S&P 500 Index, 13% of the MSCI ACWI (ex-US) and 35% Barclays Aggregate Bond Index. The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market.

Performance of the 80/20 benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The above benchmark consists of 80% of the S&P 500 Index and 20% of the MSCI ACWI (ex-US). The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

Portfolio Composition as of May 31, 2015:

% of Net Assets
Equity Funds	96.6%
Short-Term Investments	4.0%
Purchased Call Options	0.1%
Liabilities in Excess of Other Assets	(0.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 95.9%
	EQUITY FUNDS - 95.9%
1,241,210	iShares MSCI ACWI ex US ETF	$57,468,023
186,843	iShares S&P 500 Growth ETF	21,774,683
445,800	SPDR S&P 500 ETF Trust	94,121,754
688,625	SPDR S&P Regional Banking ETF	29,018,658
1,136,068	Vanguard FTSE All-World ex-US ETF	57,382,795
338,030	Vanguard Value ETF	28,975,931
	TOTAL EXCHANGE TRADED FUNDS (Cost - $285,089,775)	288,741,844

	COMMON STOCK - 1.8%
	APPAREL - 0.1%
11,925	Crocs, Inc. **	179,352
2,967	VF Corp.	208,966
		388,318
	BANKS - 0.1%
11,678	Bank of America Corp.	192,687

	BIOTECHNOLOGY - 0.1%
5,784	Acorda Therapeutics, Inc. **	176,296
23,257	Spectrum Pharmaceuticals, Inc. **	145,821
		322,117
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
8,405	E*TRADE Financial Corp. **	247,611

	FOOD - 0.1%
3,781	Hormel Foods Corp.	216,349

	HEALTHCARE PRODUCTS - 0.2%
26,178	BioTelemetry, Inc. **	252,618
8,439	Cynosure, Inc. **	301,272
		553,890
	HEALTHCARE SERVICES - 0.1%
4,116	Health Net, Inc. **	256,180

	INSURANCE - 0.1%
1,394	Berkshire Hathaway, Inc. **	199,342
5,569	XL Group PLC	209,840
		409,182
	INTERNET- 0.0% ^
1,856	TripAdvisor, Inc. **	141,539

	IRON & STEEL - 0.1%
2,710	Reliance Steel & Aluminum Co.	172,898

	LEISURE TIME - 0.1%
5,014	Carnival Corp.	232,299

	MACHINERY-DIVERSIFIED - 0.1%
9,318	Briggs & Stratton Corp.	177,881
1,260	Roper Technologies, Inc.	220,450
		398,331
	OIL & GAS - 0.1%
7,146	Chesapeake Energy Corp.	100,830
2,214	SM Energy Co.	115,836
3,498	Valero Energy Corp.	207,221
		423,887

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

Shares		Value
	PHARMACEUTICALS - 0.1%
12,631	Omega Protein Corp. **	$173,676

	REAL ESTATE INVESTMENT TRUST (REITs) - 0.1%
5,562	Weyerhaeuser Co.	181,099

	RETAIL - 0.2%
3,195	TJX Cos Inc.	205,694
2,872	Tractor Supply Co.	250,266
		455,960
	SEMICONDUCTORS - 0.0% ^
12,872	Kulicke & Soffa Industries, Inc. **	170,683

	SOFTWARE - 0.1%
2,739	Citrix Systems, Inc. **	178,062
4,591	Oracle Corp.	199,663
		377,725
	TRANSPORTATION - 0.0% ^
3,701	Con-way, Inc.	149,779
	TOTAL COMMON STOCK (Cost - $5,292,382)	5,464,210

Contracts
	PURCHASED CALL OPTIONS - 0.0% ^ *
700	iShares Russell 2000 ETF
	Expiration June 2015, Exercise Price $128.00 **	15,400
1,275	iShares Russell 2000 ETF
	Expiration June 2015, Exercise Price $129.00 **	15,300
2,500	WisdomTree Japan Hedged Equity Fund
	Expiration August 2015, Exercise Price $63.00 **	151,250
	TOTAL PURCHASED CALL OPTIONS (Cost - $454,599)	181,950
Shares
	SHORT-TERM INVESTMENTS - 3.2%
9,627,806	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,627,806)	9,627,806

	TOTAL INVESTMENTS - 100.9% (Cost - $300,464,562) (a)	$304,015,810
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9) %	(2,828,109)
	NET ASSETS - 100.0%	$301,187,701

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0) % ^ *
3,050	SPDR Utilities Select Sector Fund
	Expiration June 2015, Exercise Price $45.00 **	$122,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $236,234) (a)

*	Each option contract is equivalent to 100 shares of the underlying security.

**	Non-income producing security.

^	Less than 0.1%.

+	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $300,406,026 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,686,148
Unrealized depreciation:	(2,198,364)
Net unrealized appreciation:	$3,487,784

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 96.5%
	BOND FUNDS - 96.5%
262,992	First Trust Enhanced Short Maturity ETF	$15,797,929
234,882	iShares Core U.S. Aggregate Bond ETF	25,876,950
158,483	iShares iBoxx $ High Yield Corporate Bond ETF	14,407,690
396,435	iShares US Preferred Stock ETF	15,758,291
233,221	Market Vectors High Yield Municipal Index ETF	7,199,532
251,241	PIMCO Total Return Active ETF	27,189,301
655,788	PowerShares Senior Loan Portfolio	15,817,607
201,872	SPDR Doubleline Total Return Tactical ETF	10,093,600
129,514	Vanguard Long-Term Corporate Bond ETF	11,513,795
	TOTAL EXCHANGE TRADED FUNDS (Cost - $144,135,326)	143,654,695

Contracts
	PURCHASED CALL OPTIONS - 0.2% *
500	iShares 20+ Year Treasury Bond ETF
	Expiration June 2015, Exercise Price $124.00 **	24,500
300	iShares 20+ Year Treasury Bond ETF
	Expiration July 2015, Exercise Price $125.00 **	44,400
300	iShares 20+ Year Treasury Bond ETF
	Expiration August 2015, Exercise Price $130.00 **	29,700
500	iShares 20+ Year Treasury Bond ETF
	Expiration June 2015, Exercise Price $131.00 **	6,500
300	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration January 2016, Exercise Price $91.00 **	32,250
425	iShares MSCI EAFE ETF
	Expiration December 2015, Exercise Price $70.00 **	46,113
687	iShares US Preferred Stock ETF
	Expiration October 2015, Exercise Price $40.00 **	8,587
1,400	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $26.00 **	78,400
300	SPDR Barclays Emerging Markets Local Bond ETF
	Expiration June 2015, Exercise Price $30.00 **	4,500
132	SPDR Barclays Short Term High Yield Bond ETF
	Expiration June 2015, Exercise Price $30.00 **	660
500	SPDR Dow Jones Industrial Average ETF Trust
	Expiration September 2015, Exercise Price $191.00 **	29,000
550	SPDR S&P 500 ETF Trust
	Expiration July 2015, Exercise Price $224.00 **	3,850
1,300	WisdomTree Japan Hedged Equity Fund
	Expiration August 2015, Exercise Price $63.00 **	78,650
	TOTAL PURCHASED CALL OPTIONS (Cost - $648,414)	387,110

	PURCHASED PUT OPTIONS - 0.2% *
750	CurrencyShares Japanese Yen Trust
	Expiration June 2015, Exercise Price $80.00 **	142,500
250	iShares 20+ Year Treasury Bond ETF
	Expiration June 2015, Exercise Price $117.00 **	1,000
200	iShares 20+ Year Treasury Bond ETF
	Expiration June 2015, Exercise Price $118.00 **	9,600
1,556	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $23.00 **	10,892
1,000	United States Oil Fund LP
	Expiration July 2015, Exercise Price $20.00 **	81,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $212,366)	244,992

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 3.4%
5,007,687	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,007,687)	$5,007,687

	TOTAL INVESTMENTS - 100.3% (Cost - $150,003,793) (a)	$149,294,484
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(443,904)
	NET ASSETS - 100.0%	$148,850,580

Contracts		Value
	OPTIONS WRITTEN - (0.2) % *
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1) % *
600	iShares 20+ Year Treasury Bond ETF
	Expiration August 2015, Exercise Price $138.00 **	$19,800
350	iShares US Real Estate ETF
	Expiration December 2015, Exercise Price $80.00 **	50,050
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $61,616)	69,850

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1) % *
300	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration January 2016, Exercise Price $70.00 **	9,750
500	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration September 2015, Exercise Price $85.00 **	41,250
1,400	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $22.00 **	5,600
200	SPDR Barclays Emerging Markets Local Bond ETF
	Expiration June 2015, Exercise Price $28.00 **	15,500
200	SPDR Barclays Emerging Markets Local Bond ETF
	Expiration June 2015, Exercise Price $29.00 **	34,500
250	SPDR Dow Jones Industrial Average ETF Trust
	Expiration September 2015, Exercise Price $163.00 **	46,000
100	SPDR S&P 500 ETF Trust
	Expiration July 2015, Exercise Price $190.00 **	5,400
1,000	United States Oil Fund LP
	Expiration July 2015, Exercise Price $17.00 **	13,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $258,533)	171,000

	TOTAL OPTIONS WRITTEN (Premiums Received - $320,149) (a)	$240,850

*	Each option contract is equivalent to 100 shares of the underlying security.

**	Non-income producing security.

^	Less than 0.1%

+	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $149,640,645 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$647,324
Unrealized depreciation:	(1,234,335)
Net unrealized depreciation:	$(587,011)

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 96.6%
	EQUITY FUNDS - 96.6%
844,362	iShares MSCI ACWI ex US ETF	$39,093,961
126,932	iShares S&P 500 Growth ETF	14,792,655
303,266	SPDR S&P 500 ETF Trust	64,028,551
468,453	SPDR S&P Regional Banking ETF	19,740,609
772,837	Vanguard FTSE All-World ex-US ETF	39,035,997
229,953	Vanguard Value ETF	19,711,571
	TOTAL EXCHANGE TRADED FUNDS (Cost - $195,315,733)	196,403,344

Contracts
	PURCHASED CALL OPTIONS - 0.1% *
500	iShares Russell 2000 ETF
	Expiration June 2015, Exercise Price $128.00 **	11,000
825	iShares Russell 2000 ETF
	Expiration June 2015, Exercise Price $129.00 **	9,900
1,700	WisdomTree Japan Hedged Equity Fund
	Expiration August 2015, Exercise Price $63.00	102,850
	TOTAL PURCHASED CALL OPTIONS (Cost - $302,222)	123,750

Shares
	SHORT-TERM INVESTMENTS - 4.0%
8,248,548	Fidelity Insitutional Money Market Fund, 0.10% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,248,548)	8,248,548

	TOTAL INVESTMENTS - 100.7% (Cost - $203,866,503) (a)	$204,775,642
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(1,491,874)
	NET ASSETS - 100.0%	$203,283,768

Contracts		Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0) % * ^
1,950	SPDR Utilities Select Sector Fund
	Expiration June 2015, Exercise Price $45.00 **	$78,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $151,029) (a)

*	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

**	Non-income producing security.

^	Less than 0.1%

+	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $203,716,021 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,212,767
Unrealized depreciation:	(1,231,146)
Net unrealized appreciation:	$981,621

The accompanying notes are an integral part of these financial statements.

Horizon Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2015

	Horizon Active	Horizon Active	Horizon Risk
	Asset Allocation Fund	Income Fund	Assist Fund
Assets:
Investments in Securities at Cost	$300,464,562	$150,003,793	$203,866,503
Investments in Securities at Market Value	$304,015,810	$149,294,484	$204,775,642
Cash Held at Broker	—	534,389	—
Receivable for Fund Shares Sold	458,765	718,444	2,276,906
Dividends and Interest Receivable	5,537	75,372	238
Prepaid Expenses and Other Assets	67,415	27,579	19,746
Total Assets	304,547,527	150,650,268	207,072,532

Liabilities:
Payable for Securities Purchased	2,171,326	1,290,595	3,131,289
Accrued Advisory Fees	229,723	84,766	175,687
Due to Broker	540,438	—	389,268
Payable for Fund Shares Redeemed	174,705	129,842	2,465
Options written, at value (Premiums received $236,234; $320,149; $151,029)	122,000	240,850	78,000
Accrued Chief Compliance Officer Fees	—	425	—
Accrued Expenses and Other Liabilities	121,634	53,210	12,055
Total Liabilities	3,359,826	1,799,688	3,788,764

Net Assets	$301,187,701	$148,850,580	$203,283,768

Composition of Net Assets:
At May 31, 2015, Net Assets consisted of:
Paid-in-Capital ($0 par value, unlimited shares authorized)	$281,911,536	$148,839,856	$199,808,340
Undistributed Net Investment Income (Loss)	2,941,802	65,505	(290,772)
Accumulated Net Realized Gain on Investments, Purchased Options and Options Written	12,668,881	575,230	2,784,032
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Options Written	3,665,482	(630,011)	982,168
Net Assets	$301,187,701	$148,850,580	$203,283,768
Net Asset Value Per Share:
Net Assets	$301,187,701	$148,850,580	$203,283,768
Shares of Beneficial Interest Outstanding	24,284,276	14,800,864	9,815,446

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$12.40	$10.06	$20.71

The accompanying notes are an integral part of these financial statements.

Horizon Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2015

	Horizon Active	Horizon Active	Horizon Risk
	Asset Allocation Fund	Income Fund	Assist Fund
Investment Income:
Dividend Income (Net of withholding tax of $44 pertaining to
Active Asset Allocation Fund only)	$5,299,730	$2,010,180	$515,642
Interest Income	881	373	1,710
Total Investment Income	5,300,611	2,010,553	517,352

Expenses:
Investment Advisory Fees	1,826,798	524,573	621,315
Shareholder Servicing Fees	415,181	170,316	141,208
Administrative Service Fees	114,105	47,844	900
Transfer Agent Fees	47,340	36,000	5,400
Accounting Service Fees	41,573	24,578	900
Custodian Fees	22,500	5,580	2,700
Registration Fees	14,794	12,231	3,600
Audit Fees	12,420	6,840	13,500
Printing and Postage Expenses	9,000	7,200	9,000
Legal Fees	6,660	10,800	10,800
Trustees’ Fees and Expenses	7,020	5,220	1,800
Chief Compliance Officer Fees	3,420	4,500	900
Interest Expense	1,158	103	817
Other Expenses	30,600	22,139	2,700
Total Expenses	2,552,569	877,924	815,540
Less: Fees Waived/Expenses Reimbursed by the Advisor	(194,890)	(32,417)	(7,416)

Net Expenses	2,357,679	845,507	808,124

Net Investment Income (Loss)	2,942,932	1,165,046	(290,772)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	13,853,332	784,662	3,021,601
Purchased Options	(2,477,620)	103,216	(417,690)
Written Options	1,956,590	114,926	180,432
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(14,112,891)	(1,810,683)	1,079,907
Purchased and Written Options	200,132	(136,069)	(105,443)
Net Realized and Unrealized Gain (Loss) on Investments	(580,457)	(943,948)	3,758,807

Net Increase in Net Assets Resulting From Operations	$2,362,475	$221,098	$3,468,035

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2015	November 30, 2014
	(Unaudited)
Operations:
Net Investment Income	$2,942,932	$1,140,625
Net Realized Gain on Investments, Purchased Options and Written Options	13,332,302	13,008,870
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	(13,912,759)	14,292,492
Net Increase in Net Assets Resulting From Operations	2,362,475	28,441,987

Distributions to Shareholders From:
Net Investment Income	(575,825)	(564,089)
Net Realized Capital Gains	(14,000,587)	(22,729,151)
Total Distributions to Shareholders	(14,576,412)	(23,293,240)

Capital Share Transactions:
Proceeds from Shares Issued	83,153,852	207,907,903
Distributions Reinvested	14,363,859	22,904,692
Cost of Shares Redeemed	(202,390,172)	(56,649,756)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(104,872,461)	174,162,839

Increase (Decrease) in Net Assets	(117,086,398)	179,311,586

Net Assets:
Beginning of Period	418,274,099	238,962,513
End of Period*	$301,187,701	$418,274,099

* Includes Undistributed Net Investment Income of:	$2,941,802	$574,695

Share Activity:
Shares Issued	6,727,345	17,079,588
Shares Reinvested	1,168,744	1,897,478
Shares Redeemed	(16,619,471)	(4,694,103)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(8,723,382)	14,282,963

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2015	November 30, 2014
	(Unaudited)
Operations:
Net Investment Income	$1,165,046	$1,522,645
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	1,002,804	(371,428)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	(1,946,752)	1,311,260
Net Increase in Net Assets Resulting From Operations	221,098	2,462,477

Distributions to Shareholders From:
Net Investment Income	(1,099,541)	(1,393,378)
Return of Capital	—	(153,898)
Total Distributions to Shareholders	(1,099,541)	(1,547,276)

Capital Share Transactions:
Proceeds from Shares Issued	37,506,866	73,980,030
Distributions Reinvested	1,019,790	1,419,517
Cost of Shares Redeemed	(18,137,340)	(17,925,590)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	20,389,316	57,473,957

Increase in Net Assets	19,510,873	58,389,158

Net Assets:
Beginning of Period	129,339,707	70,950,549
End of Period*	$148,850,580	$129,339,707

* Includes Undistributed Net Investment Income of:	$65,505	$—

Share Activity:
Shares Issued	3,687,075	7,336,158
Shares Reinvested	101,086	140,400
Shares Redeemed	(1,777,350)	(1,776,541)
Net Increase in Shares of Beneficial Interest Outstanding	2,010,811	5,700,017

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Period
	Ended	Ended
	May 31, 2015	November 30, 2014 (a)
	(Unaudited)
Operations:
Net Investment Loss	$(290,772)	$(322)
Net Realized Gain on Investments, Purchased Options and Written Options	2,784,343	11
Net Change in Unrealized Appreciation on Investments, Purchased Options, and Written Options	974,464	7,704
Net Increase in Net Assets Resulting From Operations	3,468,035	7,393

Capital Share Transactions:
Proceeds from Shares Issued	206,141,512	292,785
Cost of Shares Redeemed	(6,625,957)	—
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	199,515,555	292,785

Increase in Net Assets	202,983,590	300,178

Net Assets:
Beginning of Period	300,178	—
End of Period*	$203,283,768	$300,178

* Includes Undistributed Net Investment Loss of:	$(290,772)	$—

Share Activity:
Shares Issued	10,119,734	14,641
Shares Redeemed	(318,929)	—
Net Increase in Shares of Beneficial Interest Outstanding	9,800,805	14,641

(a)	The Horizon Active Risk Assist Fund commenced operations on August 28, 2014.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	May 31, 2015		November 30, 2014	November 30, 2013	November 30, 2012 *
	(Unaudited)

Net Asset Value, Beginning of Period	$12.67		$12.76	$10.31	$10.00
Increase From Operations:
Net investment income (a)	0.11		0.04	0.03	0.02
Net gain from investments (both realized and unrealized)	0.06		0.95	2.74	0.29
Total from operations	0.17		0.99	2.77	0.31

Less Distributions:
From net investment income	(0.02)		(0.03)	(0.09)	—
From net realized gains	(0.42)		(1.05)	(0.23)	—
Total Distributions	(0.44)		(1.08)	(0.32)	—

Net Asset Value, End of Period	$12.40		$12.67	$12.76	$10.31

Total Return (b)	1.34	% (f)	8.33%	27.63%	3.10	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$301,188		$418,274	$238,963	$53,817
Ratio to average net assets:
Gross Expenses (d,e)	1.52	% (c)	1.54%	1.63%	2.12	% (c)
Net Expenses (d)	1.42	% (c)	1.42%	1.42%	1.42	% (c)
Net investment income (loss),
Net of Reimbursement (d)	1.76	% (c)	0.35%	0.25%	(0.48	)% (c)
Portfolio turnover rate	180	% (f)	591%	975%	820	% (f)

*	Since January 31, 2012 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Six Months		For the Period	For the Period
	Ended		Ended	Ended
	May 31, 2015		November 30, 2014	November 30, 2013 *
	(Unaudited)

Net Asset Value, Beginning of Period	$10.11		$10.01	$10.00
Increase From Operations:
Net investment income (a)	0.09		0.15	0.02
Net gain (loss) from investments (both realized and unrealized)	(0.06)		0.10	(0.01)
Total from operations	0.03		0.25	0.01

Less Distributions:
From net investment income	(0.08)		(0.13)	—
Return of capital	—		(0.02)	—
Total Distributions	(0.08)		(0.15)	—

Net Asset Value, End of Period	$10.06		$10.11	$10.01

Total Return (b)	0.29	% (f)	2.50%	0.10	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$148,851		$129,340	$70,951
Ratio to average net assets:
Gross Expenses (d,e)	1.27	% (c)	1.30%	1.72	% (c)
Net Expenses (d)	1.24	% (c)	1.24%	1.24	% (c)
Net investment income (loss),
Net of Reimbursement (d)	1.69	% (c)	1.47%	1.00	% (c)
Portfolio turnover rate	112	% (f)	280%	71	% (f)

*	Since September 30, 2013 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	For the Six Months		For the Period
	Ended		Ended
	May 31, 2015		November 30, 2014 *
	(Undaudited)

Net Asset Value, Beginning of Period	$20.50		$20.00
Increase From Operations:
Net investment income (a)	(0.05)		(0.05)
Net gain from investments (both realized and unrealized)	0.26		0.55
Total from operations	0.21		0.50

Net Asset Value, End of Period	$20.71		$20.50

Total Return (b)	1.02	% (f)	2.50	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$203,284		$300
Ratio to average net assets:
Gross Expenses (d,e)	1.43	% (c)	50.52	% (c)
Net Expenses (d)	1.42	% (c)	1.42	% (c)
Net investment loss,
Net of Reimbursement (d)	(0.50	)% (c)	(1.06	)% (c)
Portfolio turnover rate	196	% (f)	129	% (f)

*	Since August 28, 2014 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2015

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Income Fund, and Horizon Active Risk Assist Fund (each a “Fund” and together the “Funds”) are a series of shares of beneficial interest of the AdvisorOne Funds (the “Trust”), a Delaware business trust organized on December 20, 1996. Each Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund commenced operations on January 31, 2012 and presently offers Class N shares only. The investment objective of the Horizon Active Income Fund is income. The Fund commenced operations on September 30, 2013 and presently offers Class N shares only. The investment objective of the Horizon Active Risk Assist Fund is capital appreciation. The Fund commenced operations on August 28, 2014 and presently offers Class N shares only.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2015 for the Funds’ investments measured at fair value:

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

Horizon Active Asset Allocation Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$288,741,844	$—	$—	$288,741,844
Common Stock	5,464,210	—	—	5,464,210
Purchased Call Options	30,700	151,250	—	181,950
Short-Term Investments	9,627,806	—	—	9,627,806
Total	$303,864,560	$151,250	$—	$304,015,810

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(122,000)	$—	$—	$(122,000)
Total	$(122,000)	$—	$—	$(122,000)

Horizon Active Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bond Funds	$143,654,695	$—	$—	$143,654,695
Purchased Call Options	187,349	199,761	—	387,110
Purchased Put Options	234,100	10,892	—	244,992
Short-Term Investments	5,007,687	—	—	5,007,687
Total	$149,083,831	$210,653	$—	$149,294,484

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(69,850)	$—	$—	$(69,850)
Written Put Options	(64,400)	(106,600)	—	(171,000)
Total	$(134,250)	$(106,600)	$—	$(240,850)

Horizon Active Risk Assist Fund

Assets*	Level 1	Level 2	Level 3	Total
Equity Funds	$196,403,344	$—	$—	$196,403,344
Purchased Call Options	20,900	102,850	—	123,750
Short-Term Investments	8,248,548	—	—	8,248,548
Total	$204,672,792	$102,850	$—	$204,775,642

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(78,000)	$—	$—	$(78,000)
Total	$(78,000)	$—	$—	$(78,000)

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 as of May 31, 2015. It is the Funds’ policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. A Fund enters into option contracts to meet the requirements of its trading activities. The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of May 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

			Change in Unrealized
		Net Realized	Appreciation/
	Fair Value	Gain / (Loss)	(Depreciation)
Horizon Active Asset Allocation Fund	$59,950	$(521,030)	$200,132
Horizon Active Income Fund	391,252	218,142	(136,069)
Horizon Active Risk Assist Fund	45,750	(237,258)	(105,443)

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund, Horizon Active Income Fund and Horizon Active Risk Assist Fund’s Statement of Assets and Liabilities as of May 31, 2015, respectively:

Active Asset Allocation Fund

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity Risk contracts	Investments in securities at market value	Options written, at value

Active Asset Allocation Fund

Derivatives Investment Value
	Equity		Total Value at
	Contracts	Interest Rate Contracts	May 31, 2015
Purchased Options	$181,950	$—	$181,950
Written Options	$(122,000)	$—	$(122,000)

Active Income Fund

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity/ Interest rate contracts	Investments in securities at market value	Options written, at value

Active Income Fund

Derivatives Investment Value
	Equity		Total Value at
	Contracts	Interest Rate Contracts	May 31, 2015
Purchased Options	$478,992	$153,110	$632,102
Written Options	$(120,050)	$(120,800)	$(240,850)

Active Risk Assist Fund

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity/ Interest rate contracts	Investments in securities at market value	Options written, at value

Active Risk Assist Fund

Derivatives Investment Value
	Equity		Total Value at
	Contracts	Interest Rate Contracts	May 31, 2015
Purchased Options	$123,750	$—	$123,750
Written Options	$(78,000)	$—	$(78,000)

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund’s Statement of Operations for the six months ended May 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity/	Net realized gain (loss) from purchased options
Interest rate contracts	Net realized gain (loss) from written options
Appreciation (depreciation) on purchased and written options

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment	Equity	Interest Rate	Total Value at
Type	Risk	Risk	May 31, 2015
Purchased Options	$(2,477,620)	$—	$(2,477,620)
Written Options	1,956,590	—	1,956,590
	$(521,030)	$—	$(521,030)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the
Statement of Operations
	Equity	Interest Rate	Total Value at
	Risk	Risk	May 31, 2015
Purchased Options	$1,400,847	$—	$1,400,847
Written Options	(1,200,715)	—	(1,200,715)
	$200,132	$—	$200,132

The following is a summary of the location of derivative investments on the Horizon Active Income Fund’s Statement of Operations for the six months ended May 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity/	Net realized gain (loss) from purchased options
Interest rate contracts	Net realized gain (loss) from written options
Appreciation (depreciation) on purchased options and written options

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment	Equity	Interest Rate	Total Value at
Type	Risk	Risk	May 31, 2015
Purchased Options	$102,861	$355	$103,216
Written Options	—	114,926	114,926
	$102,861	$115,281	$218,142

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity	Interest Rate	Total Value at
	Risk	Risk	May 31, 2015
Purchased Options	$15,499	$(123,590)	$(108,091)
Written Options	45,657	(73,635)	(27,978)
	$61,156	$(197,225)	$(136,069)

The following is a summary of the location of derivative investments on the Horizon Active Risk Assist Fund’s Statement of Operations for the six months ended May 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statement of Operations
Equity/	Net realized gain (loss) from purchased options
Interest rate contracts	Net realized gain (loss) from written options
Appreciation (depreciation) on purchased options and written options

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment	Equity	Interest Rate	Total Value at
Type	Risk	Risk	May 31, 2015
Purchased Options	$(417,690)	$—	$(417,690)
Written Options	180,432	—	180,432
	$(237,258)	$—	$(237,258)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity	Interest Rate	Total Value at
	Risk	Risk	May 31, 2015
Purchased Options	$(178,472)	$—	$(178,472)
Written Options	73,029	—	73,029
	$(105,443)	$—	$(105,443)

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Horizon Active Asset Allocation Fund, the Horizon Active Income Fund and the Horizon Active Risk Assist Fund respectively, as of May 31, 2015.

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received		Net Amount
Written Options	$(122,000	) (1)	$—	$(122,000)	$—	$122,000	(2)	$—
Total	$(122,000)		$—	$(122,000)	$—	$122,000		$—

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received		Net Amount
Written Options	$(240,850	) (1)	$—	$(240,850)	$—	$240,850	(2)	$—
Total	$(240,850)		$—	$(240,850)	$—	$240,850		$—

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received		Net Amount
Written Options	$(78,000	) (1)	$—	$(78,000)	$—	$78,000	(2)	$—
Total	$(78,000)		$—	$(78,000)	$—	$78,000		$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The number of option contracts written and the premiums received during the six months ended May 31, 2015, were as follows:

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

Horizon Active Asset Allocation Fund
	Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	(5,700)	$(1,668,149)
Options written	(6,550)	(524,674)
Options closed	—	—
Options exercised	—	—
Options expired	9,200	1,956,589
Options outstanding, end of period	(3,050)	$(236,234)

Horizon Active Income Fund
	Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	(3,002)	$(207,786)
Options written	(4,100)	(265,088)
Options closed	1,902	133,780
Options exercised	—	—
Options expired	300	18,945
Options outstanding, end of period	(4,900)	$(320,149)

Horizon Active Risk Assist Fund
	Written Options
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	(4,150)	(331,462)
Options closed	—	—
Options exercised	—	—
Options expired	2,200	180,433
Options outstanding, end of period	(1,950)	$(151,029)

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 - 2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund and for the Horizon Active Risk Assist Fund and quarterly for the Horizon Active Income Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.10% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, and 1.10% of the average daily net assets of the Horizon Active Risk Assist Fund. For the six months ended May 31, 2015, the Adviser earned advisory fees of:

Fund	Advisory Fee
Horizon Active Asset Allocation Fund	$1,826,798
Horizon Active Income Fund	524,573
Horizon Active Risk Assist Fund	621,315

Pursuant to the Fee Waiver Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2016 for the Horizon Active Asset Allocation Fund and the Horizon Active Income Fund and until December 31, 2016 for the Horizon Active Risk Assist Fund, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front end or contingent deferred loads, borrowing costs (such as interest and dividends on securities sold short, taxes, interest, brokerage fees and commissions, dividend, underlying fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.42% per annum of the Horizon Active Asset Allocation Fund’s average daily net assets for Class N shares, do not exceed 1.24% per annum of the Horizon Active Income Fund’s average daily net assets for Class N shares, and do not exceed 1.42% per annum of the Horizon Active Risk Assist Fund’s average daily net assets for Class N shares.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses are subsequently less than its respective limit described in the Waiver Agreement, the Adviser shall be entitled to reimbursement by that Fund. If the Funds’ Operating Expenses subsequently exceed 1.42%, 1.24%, and 1.42%, respectively, per annum of the Horizon Active Asset Allocation Fund, the Horizon Active Income Fund, and Horizon Active Risk Assists Fund’s average daily net assets for Class N shares, the reimbursements shall be

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. For the six months ended May 31, 2015, the Adviser waived fees and other expenses in excess of the Adviser’s fee in the amount of:

Fund	Waived Fee
Horizon Active Asset Allocation Fund	$194,890
Horizon Active Income Fund	32,417
Horizon Active Risk Assist Fund	7,416

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated.

Fund	2015	2016	2017	Total
Horizon Active Asset Allocation Fund	$138,969	$248,717	$405,601	$793,287
Horizon Active Income Fund	—	34,847	66,386	101,233
Horizon Active Risk Assist Fund	—	—	15,007	15,007

Shareholder Services Plan – The Board of Trustees of the Fund has adopted a shareholder serving plan for Class N Shares (the “Plan”). The Plan allows the Fund to use part of its assets for shareholder servicing expenses. For these services, the Fund pays a fee up to 0.25% of average net assets attributable to Class N Shares of the Fund on an annualized basis which is paid to Northern Lights Distributors, LLC (the “Distributor”). Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Fund in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of the Fund that is subject to the expense limitation provided by Horizon. Payments under the Plan may vary and are determined by the Fund in its sole discretion, in amounts up to 0.25% of the Fund’s average daily net assets attributable to Class N Shares of the Fund on an annualized basis.

Trustees – The Trust pays each Trustee of the Trust who was not an interested person a flat fee of $24,000 per year plus $6,000 for an in-person quarterly meeting or $1,000 per quarter if participating in the meeting by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Administration, Fund Accounting, Transfer Agent Fees – Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2015, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$610,204,790	$721,216,473
Horizon Active Income Fund	170,282,335	150,553,448
Horizon Active Risk Assist Fund	393,914,985	201,884,159

5.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2015, Pershing LLC held 60.9% of the voting securities of the Horizon Active Asset Allocation Fund, 64.1% of the Horizon Active Income Fund and 48.8% of the Horizon Active Risk Assist Fund, for the sole benefit of its customers and may be deemed to control the Fund.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2014 and November 30, 2013 was as follows:

	For the period ended November 30, 2014:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Asset Allocation Fund	$23,293,240	$—	$—	$23,293,240
Income Fund	1,393,378	—	153,898	1,547,276
Risk Assist Fund	—	—	—	—

For the period ended November 30, 2013:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
Asset Allocation Fund	$1,821,282	$14,340	$1,835,622
Income Fund	—	—	—

As of November 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Asset Allocation Fund	$14,401,053	$—	$—	$(311,494)	$—	$17,400,543	$31,490,102
Income Fund	—	—	(227,476)	(8,446)	(113,626)	1,238,715	889,167
Risk Assist Fund	236	—	—	—	—	7,157	7,393

The difference between book basis and tax basis unrealized appreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and mark-to-market on section 1256 contacts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Income Fund incurred and elected to defer such capital losses of $113,626.

At November 30, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Asset Allocation Fund	$—	$—	$—
Income Fund	$227,476	$—	$227,476
Risk Assist Fund	$—	$—	$—

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, net operating losses, return of capital from corporations and adjustments related to publicly traded partnerships, real estate investment trusts and grantor trusts, resulted in reclassification for the period ended November 30, 2014 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
Asset Allocation Fund	$—	$(1,841)	$1,841
Income Fund	$—	$(202,164)	$202,164
Risk Assist Fund	$—	$322	$(322)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2015, Pershing LLC held the following voting securities for the sole benefit of customers and may be deemed to control the Funds:

Horizon Active Asset Allocation	60.90%
Horizon Active Income	64.05%
Horizon Active Risk Assist	48.81%

Horizon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2015

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements, except as noted below.

On June 2, 2015, Horizon Investments, LLC filed a registration statement for Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund with the intention of recommending to the Board that the Funds be reorganized.

Horizon Funds
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2015

FACTORS CONSIDERED BY THE TRUSTEES IN THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the AdvisorOne Funds (the “Trust”) held on January 15, 2015 (the “Meeting”), the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust and Horizon Investments, LLC (“Horizon Investments”) with respect to the Horizon Active Asset Allocation Fund (“Horizon Asset Allocation”) (“Horizon Advisory Agreement”).

The Board discussed the written materials that were provided in advance of the Meeting, Horizon Investment’s oral presentation and other information that the Board received at the Meeting, and deliberated on the renewal of the Horizon Advisory Agreement with respect to Horizon Asset Allocation, in light of this information. The Trustees relied on the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Horizon Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Horizon Advisory Agreement. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the renewal of the Horizon Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Trustees reviewed the materials provided by Horizon Investments related to the Horizon Advisory Agreement, including a description of the manner in which investment decisions are made and executed, and a review of the personnel performing services for Horizon Asset Allocation. The Board discussed the extent of Horizon Investments’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel, and noted their strong credentials, including one team member with a CFA designation. The Board reviewed the description provided by Horizon Investments of its practices for monitoring compliance with fund investment limitations. The Board noted the recent hiring of a new Chief Compliance Officer and General Counsel and Horizon Investments’ investment in developing their own compliance systems to monitor the execution and settlement of trades. The Board reviewed the capitalization of Horizon Investments based on financial information provided by the adviser. The Board concluded that Horizon Investments has the resources to continue to provide quality advisory services in a manner that is consistent with the Board’s expectations.

Performance. The Board reviewed the performance of Horizon Asset Allocation as compared to its peer group, Morningstar category and the S&P 500 Index for the one year and since inception periods noting Horizon Asset Allocation has outperformed its peer group and Morningstar category averages for the period ended November 30, 2014. They concluded that Horizon Asset Allocation’s underperformance relative to the Index was not unexpected based on the nature of the portfolio. The Trustees discussed the strong Morningstar ranking and the Fund’s reasonable upside/downside capture ratios. The Board noted with satisfaction that Horizon Asset Allocation outperformed some of the largest, most successful funds in the Morningstar category. The Board concluded that Horizon Asset Allocation is meeting its objective and the Fund’s performance was acceptable given its long term record.

Fees and Expenses. The Board noted that Horizon Investments charges an annual advisory fee of 1.10% noting it was higher than the peer group average (the highest in the group) and Morningstar category average. The Board took into consideration that the funds in the Morningstar and peer group categories are generally much larger than Horizon Asset Allocation and have likely achieved significant economies of scale which would facilitate the negotiation of lower advisory fees. The Board discussed and agreed that the active nature of the strategy warrants an incremental fee. The Board then reviewed the contractual arrangements for Horizon Asset Allocation, which stated that Horizon Investments had agreed to waive or limit its management fee and/or reimburse expenses at least until March 31, 2016, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed

Horizon Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2015

1.42%, 1.67% and 1.17% of the Fund’s average net assets, for Class N shares, Class A shares and Class I shares, respectively, and found such arrangements to be beneficial to shareholders. They also discussed the fees charged by Horizon Investments for its separately managed accounts, agreeing that the services provided to Horizon Asset Allocation are not directly comparable. The Board concluded that based on Horizon Investments’ experience, expertise and the tactical nature of the strategy, the advisory fee charged by Horizon Investments is reasonable.

Profitability. As to profitability, the Trustees discussed the fees paid to Horizon Investments and noted that Horizon Investments benefits from soft dollar arrangements in connection with its relationship with Horizon Asset Allocation that fall under the safe harbor of Section 28(e) of the Securities Exchange Act of 1934 in addition to the advisory fee earned pursuant to the Horizon Advisory Agreement. The Trustees reviewed a profitability analysis prepared by Horizon Investments, noting Horizon Investments estimated that it had earned a modest profit, but also sufficient to properly incentivize the adviser. The Board determined that, based on the information it received and its own understanding of the costs of managing a fund, the profits appeared reasonable.

Economies of Scale. As to the extent to which Horizon Asset Allocation will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Horizon Investments’ expectations for growth of Horizon Asset Allocation and willingness to discuss breakpoints in the future. After consideration, the Board concluded that material economies of scale would not be achieved in the near term but that they would look to possible reductions as the size of the Fund substantially increases.

Conclusion. Counsel assisted the Trustees throughout the process of reviewing the Horizon Advisory Agreement. The Trustees relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Horizon Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Horizon Investments as the Board believed to be reasonably necessary to evaluate the terms of the Horizon Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Horizon Advisory Agreement are reasonable.

Horizon Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
May 31, 2015

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Horizon Active Asset Allocation Fund

Beginning
	Account	Ending	Expenses Paid
	Value	Account Value	During the Period*
	(12/1/14)	(5/31/15)	(12/1/14 to 5/31/15)

Actual	$ 1,000.00	$ 1,013.40	$ 7.13

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,017.85	$ 7.14

Horizon Active Income Fund

Beginning
	Account	Ending	Expenses Paid During
	Value	Account Value	the Period*
	(12/1/14)	(5/31/15)	(12/1/14 to 5/31/15)

Actual	$ 1,000.00	$ 1,002.90	$ 7.09

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,018.75	$ 7.15

Horizon Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)(Continued)
May 31, 2015

Horizon Active Risk Assist Fund

Beginning
	Account	Ending	Expenses Paid During
	Value	Account Value	the Period*
	(12/1/14)	(5/31/15)	(12/1/14 to 5/31/15)

Actual	$ 1,000.00	$ 1,010.20	$ 7.12

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,017.85	$ 7.14

*	Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days, and divided by 365 (to reflect the number of days in the period).

Rev. June 2015

FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	●	Social Security number	●	Account transactions
	●	Employment information	●	Income
	●	Account balances	●	Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.

They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    Blu Giant, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Gemini Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

●    NorthStar Topco, LLC

●    NorthStar CTC Holdings, Inc.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Investment Adviser
Horizon Investments, LLC
13024 Ballantyne Corporate Place, Suite 225
Charlotte, NC 28277

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC -0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not required for semi-annual reports.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 8/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 8/5/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/5/15